Leases (Details 2)	Mar. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 42,995
2027	13,229
2028	3,307
Thereafter
Total lease payments	59,531
Less: discount	4,269
Present value of lease liabilities	$ 55,262